Retirement and Pension Plans (Schedule of Funded Status and the Amounts Recognized in the Consolidated Balance Sheets) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Retirement and Pension Plans
Benefit obligations	¥ 165,637	¥ 168,974	¥ 167,277
Fair value of plan assets	130,437	129,156
Funded status-net	(35,200)	(39,818)
Accrued retirement and pension costs	(35,285)	(40,177)
Prepaid expenses for benefit plans, included in other assets	85	359
Amounts recognized in the consolidated balance sheets-net	¥ (35,200)	¥ (39,818)